PREPAID EXPENSES	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES
PREPAID EXPENSES

7)  PREPAID EXPENSES

a)   Accounting policy

These are stated at amounts effectively disbursed referring to services contracted but not yet incurred. Prepaid expenses are allocated to the statement of incomes to the extent that related services are rendered, and economic benefits are obtained.

Includes the amounts of incremental costs for obtaining a contract with a customer (sales commissions ).

b)   Breakdown

	12.31.21	12.31.20
Incremental costs (costumers contracts)	766,730	480,909
Advertising and publicity	215,508	275,083
Rental	43,465	61,559
Software and networks maintenance	145,568	80,151
Financial charges	18,251	22,175
Personal	71,038	—
Insurance	14,772	15,503
Satellites and links	148,113	102,851
Other	25,248	16,046
Total	1,448,693	1,054,277

Current	1,006,425	859,766
Non-current	442,268	194,511